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APPENDIX I                                  UNITED STATES                                                   OMB APPROVAL
                                 SECURITIES AND EXCHANGE COMMISSION                               ----------------------------------
                                      Washington, D.C. 20549                                      OMB Number:   3235-M6
                                                                                                  Expires: August 31, 2000
                                                                                                  Estimated average burden
                                                                                                  hours per response....... 1
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                                             FORM 24F-2
                                  ANNUAL NOTICE OF SECURITIES SOLD
                                       PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.  NAME AND ADDRESS OF ISSUER:

                              c/o State Street Bank & Trust Co.
                              225 Franklin Street
                              Boston, MA  02210
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2.  THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND
CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/




CREDIT SUISSE GLOBAL NEW TECHNOLOGIES FUND




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3.  INVESTMENT COMPANY ACT FILE NUMBER:
                                                   811-09961

    SECURITIES ACT FILE NUMBER
                                                   333-38124

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4(a).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                                                   11/25/2002

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4(b). (1) CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR).
(SEE INSTRUCTION A.2)                                                                             / /

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). (1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.                 /X/


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5.  CALCULATION OF REGISTRATION FEE:
                          (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
                              PURSUANT TO SECTION 24(f):                                                                     $0
                                                                                                                             --

                         (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING
                              THE FISCAL YEAR:                                                    $(938,676)
                                                                                                  ---------

                        (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING
                              ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995
                              THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES
                              PAYABLE TO THE COMMISSION:                                        $(1,083,593)
                                                                                                -----------

                         (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):                        $(2,022,269)
                                                                                                                    -----------

                          (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv) [SUBTRACT
                              ITEM 5(iv) FROM ITEM 5(i)]:                                                                    $0
                                                                                                                             --

                         (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS - IF          $2,022,269
                              ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM        ----------
                              ITEM 5(i)]:

                        (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                              INSTRUCTION C.9):                                       X                               $0.000092
                                                                                                                      ---------

                       (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM 5(vii)]
                              (ENTER 'O' IF NO FEE IS DUE):                           =                                      $0
                                                                                                                             --


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6.  PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other units) deducted here:             . If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:               .


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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR
(SEE INSTRUCTION D):
                                                                                      +                                      $0

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8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(vii) PLUS LINE 7]:
                                                                                      =                                      $0

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9.  DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: XX/XX/XX

          Method of Delivery:
                              /N/A/ Wire Transfer
                              (1) Mail or other means

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                                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*    /s/ Michael Pignataro
                              -------------------------------------------------------------------

                              Assistant Treasurer

            Date  1//23/2003
                -------------

                              *Please print the name and title of the signing officer below the signature.

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